ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting

The accompanying condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated interim financial statements should be read in conjunction with our audited consolidated and combined carve-out financial statements for the year ended December 31, 2014, which are included in our Annual Report on Form 20-F.

In January 2015 and March 2014, we acquired from Golar 100% interests in the subsidiaries that own and operate the FSRUs, the Golar Eskimo and the Golar Igloo, respectively. Accordingly, the results of the Golar Eskimo and the Golar Igloo are consolidated into our results from the date of their acquisition. There has been no retroactive restatement of our financial statements to reflect the historical results of the Golar Eskimo and the Golar Igloo prior to their acquisition.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated interim financial statements are consistent with those followed in the preparation of our audited consolidated and combined carve-out financial statements for the year ended December 31, 2014.